Condensed Consolidated Interim Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Condensed Consolidated Interim Statements of Operations and Comprehensive Income (Loss)
Revenue from mining operations	$ 18,836	$ 12,393
Cost of sales	8,274	10,054
Mine operating income	10,562	2,339
Operating expenses
General and administrative expenses	2,123	1,272
Share-based payments	362	423
Income loss	8,077	644
Other items
Interest and other income	163	3
Gain (loss) on long-term investments	444	132
Unrealized gain on derivative liability	405	0
Foreign exchange (loss) gain	(99)	80
Finance cost	(5)	(2)
Accretion of reclamation provision	(48)	(51)
Interest expense	(81)	(90)
Income before income taxes	8,856	716
Income taxes:
Current income tax expense	(2,032)	(199)
Deferred income tax (expense) recovery	(1,207)	82
Income tax expense	(3,239)	(117)
Net income	5,617	599
Items that may be reclassified subsequently to profit or loss:
Currency translation differences	95	(111)
Total comprehensive income	$ 5,712	$ 488
Earnings (loss) per share
Basic	$ 0.04	$ 0.00
Diluted	$ 0.04	$ 0.00
Weighted average number of common shares outstanding
Basic	140,863,356	130,027,962
Diluted	147,827,215	133,022,671